Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.4%
9,326	iShares 20+ Year Treasury Bond ETF	$992,007	2.0
5,108	iShares Russell 2000 ETF	911,267	1.9
1,110	Vanguard Mid-Cap ETF	234,121	0.5

	Total Exchange-Traded Funds
	(Cost $2,314,420)	2,137,395	4.4

MUTUAL FUNDS: 95.7%
	Affiliated Investment Companies: 95.7%
1,042,093	Voya Intermediate Bond Fund - Class R6	9,118,313	18.6
311,377	Voya Large Cap Value Portfolio - Class R6	1,665,865	3.4
276,426	Voya MidCap Opportunities Portfolio - Class R6	1,213,510	2.5
160,496	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,454,091	3.0
76,819	Voya Multi-Manager International Equity Fund - Class I	733,620	1.5
86,267	Voya Multi-Manager International Factors Fund - Class I	750,522	1.5
130,132	Voya Multi-Manager Mid Cap Value Fund - Class I	1,142,558	2.3
19,549	(1) Voya Russell Large Cap Growth Index Portfolio Class I	1,039,022	2.1
266,410	Voya Short Term Bond Fund - Class R6	2,474,949	5.1
13,403	(1) Voya Small Cap Growth Fund - Class R6	470,446	1.0
68,901	Voya Small Company Fund - Class R6	916,384	1.9
753,716	Voya U.S. Stock Index Portfolio - Class I	12,775,479	26.1
406,384	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,970,374	8.1
77,771	VY® Invesco Comstock Portfolio - Class I	1,626,197	3.3
186,904	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,941,754	10.1
36,971	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,539,898	5.2

	Total Mutual Funds
	(Cost $50,822,100)	46,832,982	95.7

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Total Investments in Securities (Cost $53,136,520)	$48,970,377	100.1
Liabilities in Excess of Other Assets	(30,176)	(0.1)
Net Assets	$48,940,201	100.0

(1)	Non-income producing security.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,137,395	$–	$–	$2,137,395
Mutual Funds	46,832,982	–	–	46,832,982
Total Investments, at fair value	$48,970,377	$–	$–	$48,970,377

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$8,654,261	$1,105,836	$(1,026,865)	$385,081	$9,118,313	$76,412	$(186,397)	$22
Voya Large Cap Value Portfolio - Class R6	1,704,510	36,095	(322,098)	247,358	1,665,865	-	(201,060)	-
Voya MidCap Opportunities Portfolio - Class R6	1,190,488	60,941	(472,501)	434,582	1,213,510	-	(353,295)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,000,544	516,798	(165,368)	102,117	1,454,091	-	(51,129)	-
Voya Multi-Manager International Equity Fund - Class I	753,875	11,856	(108,859)	76,748	733,620	-	(18,270)	-
Voya Multi-Manager International Factors Fund - Class I	757,334	13,670	(97,071)	76,589	750,522	-	(19,575)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,211,046	31,694	(92,593)	(7,589)	1,142,558	-	13,474	-
Voya Russell Large Cap Growth Index - Class I	-	949,275	(6,235)	95,982	1,039,022	-	354	-
Voya Short Term Bond Fund - Class R6	3,257,996	199,177	(1,032,782)	50,558	2,474,949	20,976	(25,389)	-
Voya Small Cap Growth Fund - Class R6	469,443	36,534	(68,134)	32,603	470,446	-	(880)	-
Voya Small Company Fund - Class R6	959,652	42,688	(129,050)	43,094	916,384	-	(2,423)	-
Voya U.S. Stock Index Portfolio - Class I	12,552,350	401,284	(1,036,028)	857,873	12,775,479	-	55,136	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,904,490	181,734	(377,590)	261,740	3,970,374	-	(62,227)	-
VY® Invesco Comstock Portfolio - Class I	1,708,426	37,249	(120,858)	1,380	1,626,197	-	(1,862)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,910,377	99,687	(401,461)	333,151	4,941,754	-	(29,940)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,321,603	180,803	(685,353)	722,845	2,539,898	-	(338,023)	-
	$45,356,395	$3,905,321	$(6,142,846)	$3,714,112	$46,832,982	$97,388	$(1,221,506)	$22

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $55,502,412.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$97,678
Gross Unrealized Depreciation	(6,629,713)
Net Unrealized Depreciation	$(6,532,035)